Warrants	12 Months Ended
Jun. 30, 2011
Warrants [Abstract]
Warrants

8.    Warrants

The Company issued warrants in March 2003 at a price of $8.16 per share in conjunction with promissory notes issued by the Company. These warrants expired in December 2009 and during the years ended June 30, 2009 and 2010, warrants were exercised through cashless exercises in exchange for 667 and 6,173 shares of common stock.